ACQUISITIONS	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
ACQUISITIONS

On March 3, 2017 the Company entered into a Membership Interest Purchase Agreement with DEM, and its members Harry G. Pagoulatos, George G. Rezitis and Angelos Triantafillou (collectively, the "Members"). On September 19, 2017 the parties entered into an Amended and Restated Membership Interest Purchase Agreement which modified certain terms of the original agreement. The original agreement, as amended, is referred to as the "Daily Engage Purchase Agreement." Following the execution of the amendment, on September 19, 2017 the parties closed the transaction pursuant to which the Company acquired 100% of the membership interests of DEM in exchange for the following consideration:

●	$380,000 paid through the delivery of unsecured, interest free, one-year promissory notes (the "Closing Notes"). Subsequent to the acquisition, these notes were reduced by $125,313 for working capital adjustments.

●	an aggregate of 1,100,233 shares of our common stock valued at $429,092 (the "Consideration Shares"); and

●	the forgiveness of $204,411 in working capital we had previously advanced DEM.

At the request of the Members and included as part of the Closing Notes and Consideration Shares, a portion of the closing consideration, including an $165,162 principal amount Closing Note together with 275,058 Consideration Shares, were issued to Mr. Vinay Belani, a third party with whom DEM has a business relationship and are included in the above figures.

Under the terms of the Daily Engage Purchase Agreement, upon DEM achieving certain revenue and operating income tests, we agreed to issue additional consideration, if met. Management assessed the likelihood of meeting these targets and determined that it was unlikely. As a result no contingency has been recognized.

In accordance with ASC 805 “Business Combinations” the measurement period for the acquisition was for one year during which the Company reevaluated the assets acquired, liabilities assumed and the goodwill resulting from the transaction as well as the change in amortization as a result of changes in the provisional amounts as if the accounting had been completed at the acquisition date.

The allocation of the purchase price to the assets acquired and liabilities assumed based on management’s estimate of fair values at the date of acquisition and as restated was as follows:

	At Acquisition	Liability Assumed		Adjustment		Measurement Date
Tangible assets acquired	$361,770	$—		$—		$361,770
Liabilities assumed	$(562,006)	(197,500	)(1)	—		(759,506)
Net liabilities assumed	$(200,236)	$(197,500)		$—		$(397,736)

Exchange platform	$50,000	$—		$(50,000	)(2)	$—
Tradename	150,000	—		(118,000	)(2)	32,000
Customer relationships	250,000	—		(63,000	)(2)	187,000
Non-compete agreements	192,000	—		(114,000	)(2)	78,000
Unallocated purchase price	446,426	197,500		345,000		988,926
Total purchase price	$1,088,426	$197,500		$—		$1,285,926

(1)	During August 2018, the Company became aware of an additional liability in the form of a settlement of a legal claim for an unpaid vendor liability which was not disclosed to the Company at the time of the acquisition. The settlement claim of $197,500 was included in accrued expenses at December 31, 2018.

(2)	A valuation was performed at the end of the measurement period to determine the fair value of acquired intangible assets as defined in ASC 820-10. The valuation and corresponding measurement of assets acquired and liabilities assumed resulted in adjustments to the provisional amounts of intangible assets recognized at the original acquisition date.

Pro forma results

The following table sets forth a summary of the unaudited pro forma results of the Company as if the acquisition of DEM which closed in September 2017, had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the assets been acquired as of the first day of the periods presented.

December 31, 2017
Total revenue	$2,455,210
Total expenses	5,593,061
Net loss attributable to common shareholders	$(3,137,851)
Basic and diluted net loss per share	$(0.07)